Trade and other receivables (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payroll debtors	R 322	R 268	R 251
Interest receivable	54	57	15
Financial assets	6,147	6,043	3,836
Prepayments	335	369	443
Value added tax	929	454	356
Total trade and other receivables	R 7,411	6,866	4,635
Currency risk | Trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage increase in risk assumption	1.00%
Percentage decrease in risk assumption	1.00%
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	R 44	42	0
PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	4,823	4,655	2,681
PGM sales concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	R 3,794	4,030	2,342
PGM sales concentrate | Commodity price risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage increase in risk assumption	1.00%
Percentage decrease in risk assumption	1.00%
PGM sales other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	R 1,029	625	339
Other trade receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current trade receivables	R 904	R 1,021	R 889